Goodwill, Net	12 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Goodwill, net

Note 12. Goodwill, net

	As of December 31
	2024	2023
Balance as of January 1	$-	$5,791
Effect of foreign currency exchange rate changes	-	-
Impairment losses	-	(5,791)
Balance as of December 31	$-	$-

No impairment test was performed in 2024, as the Group had no remaining goodwill balances to be tested. As of December 31, 2024, all goodwill amounts had been fully impaired and written off in prior periods.

As of December 31, 2023, the Group concluded that the recoverable amount of the goodwill and related assets of the cash-generating units (CGUs) Procaps S.A. de C.V. and Biokemical S.A. de C.V. was lower than their carrying amounts. Accordingly, an impairment loss was recognized for the full amount of goodwill allocated to these CGUs. No impairment losses were identified for these CGUs in the analyses performed for the years ended December 31, 2022. However, in 2022, the evaluation performed on the Rymco CGU resulted in the recognition of a full impairment of the related goodwill.

Therefore, as of December 31, 2024 and 2023, the goodwill allocated to all three CGUs had been fully impaired.

The Group has three cash generating units (“CGUs”): Procaps, S.A. de C.V., engaged in the manufacturing and distribution of pharmaceutical products; Biokemical, S.A. de C.V., which also manufactures and distributes pharmaceutical products; and Rymco, a manufacturer and seller of syringes, needles, and infusion equipment.

As of December 31, 2024, these CGUs continue to be recognized at their recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. Since 2022, the Rymco CGU has been recognized at its recoverable amount, and in 2023, the Procaps, S.A. de C.V. and Biokemical, S.A. de C.V. CGUs were also recognized at their recoverable amount.

The recoverable amount of these CGUs was determined using a value-in-use calculation based on cash flow projections derived from approved financial budgets over a defined forecast period, discounted at an appropriate annual rate. For periods beyond the forecast horizon, a terminal growth rate was applied to extrapolate the cash flows. The forecast period reflects management’s assessment of the Group’s long-term stable operating position; accordingly, cash flows beyond this period were extrapolated using a steady long-term growth rate.

	Procaps S.A. de C.V.	Biokemical S.A. de C.V.	Rymco
	2023	2023	2023
Post-Tax Discount Rate	16.5%	16.5%	-%
No. of years used In projection (In Years)	P5Y	P5Y	P5Y
Fixed annual growth rate[1]	4%	4%	-%
Average sales growth rate	0.9%	0.6%	-%
Average gross margin[2]	39.4%	52.8%	-%
Expected market share	-%	-%	-%

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.

[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.

Rymco

The impairment loss was recognized for the year ended December 31, 2023 in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as Other expenses, net.

As of December 31, 2022, after impairing assets within the scope of IAS 36 by $12,175, an unallocated impairment of $17,141 remained unrecognized by the Group. As of December 31, 2023, the Rymco is fully impaired and it is recognized at its recoverable value, therefore, no further adjustments were made to this cash generating unit during the year.

During the year ended December 31, 2023, the Group permanently ceased Rymco’s operations. Subsequently, in August 2024, part of its assets was sold. The remaining assets, with a carrying amount of $1,705, were subject to an independent valuation that estimated their fair value at $481.

This information constitutes objective evidence of conditions existing as of December 31, 2023. Accordingly, the Group recognized an additional impairment of $1,225, recorded in the consolidated statement of profit or loss under “Other expenses, net.”

Procaps S.A. de C.V. and Biokemical S.A. de CV

As of December 31, 2023, the impairment of Procaps S.A. de C.V. and Biokemical S.A. de C.V. was primarily attributable to increased expenses associated with the cost to serve, as well as higher discounts, returns, and complimentary products granted during the period. In addition, during the year, the Company implemented a commercial strategy aimed at reducing the inventory days maintained by its distributors (customers). This initiative, which resulted in lower stock levels across these channels, reduced the frequency and volume of purchase orders, thereby significantly impacting sales for the period. Although the impairment test is based on projections of future cash flows, such projections incorporated the anticipated negative effects of this strategy, contributing to the recognition of the impairment loss has a result of the impairment identified as of December 31, 2023, the Group assessed the assets within Procaps S.A. de C.V. and Biokemical S.A. de C.V. subject to IAS 36 and recognized an impairment loss up to the greater of the recoverable amount of the individual assets or zero. The recoverable amount of the assets is its individual Level 2 fair value less costs of disposal, which is calculated based on observable market prices for similar assets. Therefore, a total impairment loss expense of, which was allocated to the non-financial assets of Procaps S.A. de C.V. and Biokemical S.A. de C.V. as follows:

As a result of the impairment identified as of December 31, 2023, the Group assessed the assets within Procaps S.A. de C.V. and Biokemical S.A. de C.V. subject to IAS 36 and recognized an impairment loss up to the greater of the recoverable amount of the individual assets or zero. The recoverable amount of the assets is its individual Level 2 fair value less costs of disposal, which is calculated based on observable market prices for similar assets. Therefore, a total impairment loss expense of, which was Impairment of Goodwill of $5,791, with $0 remaining carrying amount;

–	Impairment of Property Plan and Equipment of $5,478, with a remaining carrying amount of $11,195;

–	Impairment of Right-of-use assets of $374, with a remaining carrying amount of $10; and

–	Impairment of Intangible assets of $533, with $0 remaining $ 6,197 carrying amount.

As of December 31, 2023, after impairing assets within the scope of IAS 36 by $12,175, an unallocated impairment of $17,141 remained unrecognized by the Group.